CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Net income (loss)	$ 4,507	$ 5,682
Other comprehensive income (loss)	0	0
Comprehensive income (loss)	4,507	5,682
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	4,505	5,428
Consolidated Entities
Net (income) loss attributable to noncontrolling interest in Consolidated Entities	$ (2)	$ (254)
CIFC LLC
Net income (loss)			$ 965	$ (12,323)
Other comprehensive income (loss)			0	0
Comprehensive income (loss)			965	(12,323)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent			334	8,381
CIFC LLC | Consolidated Entities
Net (income) loss attributable to noncontrolling interest in Consolidated Entities			(631)	20,704
CIFC Corp
Net income (loss)			1,015	(12,323)
Other comprehensive income (loss)			0	0
Comprehensive income (loss)			1,015	(12,323)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent			384	8,381
CIFC Corp | Consolidated Entities
Net (income) loss attributable to noncontrolling interest in Consolidated Entities			$ (631)	$ 20,704